Summary of Significant Accounting Policies (Details)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Revenues from contracts with customers percentage	1.10%	9.20%
Tax benefit percentage	50.00%
Sales [Member] | Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	31.00%	56.00%
Sales [Member] | Customer Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	23.00%	18.00%
Sales [Member] | Customer Three [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage	10.00%	12.00%
Broker One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage	74.00%	79.00%
Broker Two [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Commission expense percentage	25.00%	21.00%